Equity-Accounted Investees - Alkahest, Inc (Details) € in Thousands, $ in Thousands			12 Months Ended
	Sep. 02, 2020 USD ($)	Sep. 02, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Movement in the investments in equity-accounted investees
Balance at 1 January			€ 114,473	€ 226,905
Balance at 31 December			1,869,020	114,473
Alkahest, Inc.
Disclosure of joint ventures [line items]
Consideration	$ 146,000	€ 123,425
Ownership interest (as a percent)	42.45%	42.45%
Difference between fair value and book value of investments accounted for using equity method, recognized in profit (loss) of equity accounted investees	$ 102,552	€ 86,743
Movement in the investments in equity-accounted investees
Balance at 1 January			14,708	28,336
Transfers			(91,023)
Share of profit / (losses)			76,414	(14,218)
Share of other comprehensive income / translation differences			(99)	590
Balance at 31 December			€ 0	€ 14,708